Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earning per share

9	Earnings per share
Basic earnings per ordinary share is calculated by dividing the profit attributable to ordinary shareholders of the parent company by the weighted average number of ordinary shares outstanding, excluding own shares held. Diluted earnings per ordinary share is calculated by dividing the basic earnings, which require no adjustment for the effects of dilutive potential ordinary shares, by the weighted average number of ordinary shares outstanding, excluding own shares held, plus the weighted average number of ordinary shares that would be issued on conversion of dilutive potential ordinary shares.

Profit attributable to the ordinary shareholders of the parent company
	2021	2020	2019
	$m	$m	$m
Profit attributable to shareholders of the parent company	13,917	5,229	7,383
Dividend payable on preference shares classified as equity	(7)	(90)	(90)
Coupon payable on capital securities classified as equity	(1,303)	(1,241)	(1,324)
Year ended 31 Dec	12,607	3,898	5,969

Basic and diluted earnings per share
	2021			2020			2019
	Profit	Number of shares	Per share	Profit	Number of shares	Per share	Profit	Number of shares	Per share
	$m	(millions)	$	$m	(millions)	$	$m	(millions)	$
Basic[1]	12,607	20,197	0.62	3,898	20,169	0.19	5,969	20,158	0.30
Effect of dilutive potential ordinary shares		105			73			75
Diluted[1]	12,607	20,302	0.62	3,898	20,242	0.19	5,969	20,233	0.30
1Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted).
The number of anti-dilutive employee share options excluded from the weighted average number of dilutive potential ordinary shares is 8.6 million (2020: 14.6 million; 2019: 1.1 million).